Shareholders' equity - Summary of Movement in Stock Option Plan (Details)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Number of options
Balance at the beginning (in shares) | shares	723,051	1,207,908
Exercised (in shares) | shares		(11,024)
Expired (in shares) | shares		(171,133)
Forfeited (in shares) | shares	(260,705)	(302,700)
Balance at the end (in shares) | shares	462,346	723,051
Weighted average price
Balance at the beginning (in dollars per share) | $ / shares	$ 13.58	$ 14.02
Exercised (in dollars per share) | $ / shares		(3.87)
Expired (in dollars per share) | $ / shares		(13.80)
Forfeited (in dollars per share) | $ / shares	(10.69)	(15.56)
Balance at the end (in dollars per share) | $ / shares	$ 15.21	$ 13.58